Called up share capital and other equity instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares
Contingent convertible securities
Disclosure of classes of share capital [line items]
Fixed interest rate, period increments	5 years
Conversion threshold, common equity tier 1 percentage	7.00%	7.00%
Preference shares
Disclosure of classes of share capital [line items]
Other equity instruments interest rate	6.20%	6.20%
Par value per share (in dollars per share) | $ / shares		$ 0.01
Sterling preference shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share) | £ / shares	£ 0.01